Debt (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of indebtedness
The following table provides a summary of our indebtedness as of June 30, 2022 and December 31, 2021:

	June 30, 2022						December 31, 2021
Debt obligation	Collateral (number of aircraft and helicopters)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
ILFC Legacy Notes		$750,000	$—	$750,000	5.88%	2022	$1,034,274
AerCap Trust (b) & AICDC (c) Notes		33,300,000	—	33,300,000	3.05%	2041	34,167,202
Revolving credit facilities (d)		9,034,000	9,034,000	—	—	2025	—
Other unsecured debt		1,627,500	—	1,627,500	2.88%	2024	1,874,000
Fair value adjustment		—	—	612			4,210
TOTAL UNSECURED		$44,711,500	$9,034,000	$35,678,112			$37,079,686
Secured
Export credit facilities (e)	42	1,187,353	—	1,187,353	2.10%	2033	1,276,557
Institutional secured term loans & secured portfolio loans	256	7,762,122	—	7,762,122	3.74%	2032	8,428,534
AerFunding Revolving Credit Facility	26	2,075,000	1,324,574	750,426	3.25%	2027	783,488
Other secured debt (f)	18	869,713	290,750	578,963	4.09%	2039	700,842
Fair value adjustment		—	—	1,940			2,361
TOTAL SECURED		$11,894,188	$1,615,324	$10,280,804			$11,191,782
Subordinated
Subordinated Notes		2,250,000	—	2,250,000	5.60%	2079	2,250,000
Subordinated debt issued by VIEs		27,219	—	27,219	—	2026	27,219
Fair value adjustment		—	—	(214)			(215)
TOTAL SUBORDINATED		$2,277,219	$—	$2,277,005			$2,277,004
Debt issuance costs, debt discounts and debt premium				(308,034)			(343,794)
	342	$58,882,907	$10,649,324	$47,927,887			$50,204,678

(a)The weighted average interest rate for our floating rate debt of $8.6 billion is calculated based on the U.S. dollar LIBOR or SOFR rate, as applicable, as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(b)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”).
(c)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”).
(d)Asia Revolver and Citi Revolvers (the “Revolving credit facilities”).
(e)An additional $0.8 billion of commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.
(f)In addition to the 18 aircraft, 74 engines are pledged as collateral.